Offerings - Offering: 1	Mar. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the Registrant’s Registration Statement on Form N-2 (File. No. 333-294788) in accordance with Rules 456(b) and 457(r) of the Securities Act.